ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    B Shares

   Supplement dated September 2, 2008 to the Prospectus dated October 1, 2007.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE AUGUST 29, 2008, MICHAEL CHREN IS NO LONGER A PORTFOLIO MANAGER WITH THE ADVISER. AS A RESULT OF THIS CHANGE, THE INFORMATION UNDER "Value Equity Investment Management Team" ON PAGE 65 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

-------------------------------------- --------------------------------------------------------------------------------------
D. Andrew Shipman, CFA                 Mr. Shipman is a Portfolio Manager with shared responsibility for portfolio
Portfolio Manager                      management of the Large Cap Value Fund.
Years with the Adviser:  3
Industry experience: 15 years          Prior to joining the Adviser in 2005, Mr. Shipman served as an Associate
                                       Partner/Portfolio Manager at INVESCO NAM Institutional (N.A.), Inc. since 2001.
-------------------------------------- --------------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------------
Edward A. Johnson, CFA                 Mr. Johnson is a Portfolio Manager with shared responsibility for portfolio
Portfolio Manager                      management of the Large Cap Value Fund.
Years with the Adviser:  4
Industry experience: 11 years          Prior to joining the Adviser in 2004, Mr. Johnson was a founding member of
                                       Volaris Advisors, a derivatives advisory firm in New York specializing in risk and volatility management, which was acquired by Credit Suisse First
                                       Boston. He had been with Volaris since 2000.
-------------------------------------- --------------------------------------------------------------------------------------



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                       SP-B-0908